Property, Plant and Equipment (Tables)	12 Months Ended
Jul. 31, 2022
Property, plant and equipment [abstract]
Schedule of property, plant and equipment
Cost	Land	Buildings	Leasehold improvements	Cultivation and production equipment	Furniture, computers, vehicles and equipment	Construction in progress	Right-of- Use assets	Total
	$	$	$	$	$	$	$	$
At July 31, 2020	1,656	164,949	24,439	33,461	18,871	98,135	24,405	365,916
Business acquisition	1,100	95,788	-	6,154	8,578	395	17,059	129,074
Additions	-	1,213	63	2,284	294	16,960	-	20,814
Disposals	-	1	-	(67)	-	-	(1,055)	(1,121)
Transfers	-	3,951	17,649	884	1,388	(23,544)	-	328
At July 31, 2021	2,756	265,902	42,151	42,716	29,131	91,946	40,409	515,011
Business acquisitions	8,941	59,856	545	58,063	2,053	4,076	1,993	135,527
Additions	61	602	(36)	15,511	141	11,333	-	27,612
Disposals	-	(971)	(587)	(3,946)	(3,577)	(223)	(20,460)	(29,764)
Transfers	(307)	(523)	546	(2,106)	(3,070)	(1,033)	(350)	(6,843)
Held for sale	(1,766)	(11,967)	-	(7,944)	(3,151)	(393)	-	(25,221)
Loss of control[1]	(592)	(84,865)	-	(8,428)	(3,013)	411	(17,059)	(113,546)
At July 31, 2022	9,093	228,034	42,619	93,866	18,514	106,117	4,533	502,776

Accumulated depreciation and impairments
At July 31, 2020	307	13,712	1,009	8,691	4,141	48,990	3,700	80,550
Depreciation	-	7,981	2,173	5,145	4,229	-	2,246	21,774
Transfers	-	(110)	(16)	(78)	(277)	-	-	(481)
Disposals	-	-	-	-	-	-	(964)	(964)
Impairments	-	160	85	2,104	61	-	17,820	20,230
At July 31, 2021	307	21,743	3,251	15,862	8,154	48,990	22,802	121,109
Depreciation	-	11,143	2,028	11,931	4,245	-	1,796	31,143
Transfers	(307)	(329)	(5)	(4,328)	138	(5,405)	(350)	(10,586)
Disposals	-	-	(498)	(260)	(612)	-	(20,300)	(21,670)
Impairments	462	89,581	37,084	11,470	5,698	48,746	15,524	208,565
Held for sale	-	(1,868)	-	(2,188)	(884)	-	-	(4,940)
Loss of control[1]	(462)	(79,602)	-	(13,933)	153	4,192	(17,059)	(106,711)
At July 31, 2022	-	40,668	41,860	18,554	16,892	96,523	2,413	216,910

Net book value
At July 31, 2020	1,349	151,237	23,430	24,770	14,730	49,145	20,705	285,366
At July 31, 2021	2,449	244,159	38,900	26,854	20,977	42,956	17,607	393,902
At July 31, 2022	9,093	187,366	759	75,312	1,622	9,594	2,120	285,866

[1] Derecognized on loss of control of the Zenabis subsidiary (Note 15).